FINANCE COSTS (Tables)	12 Months Ended
May 31, 2026
Disclosure Of Finance Costs [Abstract]
Disclosure of Detailed Information About Finance Costs Recognized [Table Text Block]
	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Lease finance charges (Note 9)	13,747	11,859
Other finance costs	-	462
Total finance costs	13,747	12,321